Segment information - Non current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Geographical areas
Non-current assets	€ 905,411	€ 1,187,735
USA
Geographical areas
Non-current assets	216,421	257,861
United Kingdom
Geographical areas
Non-current assets	180,577	208,907
Italy
Geographical areas
Non-current assets	230,258	240,450
France
Geographical areas
Non-current assets	89,704	325,974
Germany
Geographical areas
Non-current assets	€ 188,451	€ 154,543